CONCENTRATION OF CREDIT RISK	12 Months Ended
Dec. 31, 2020
CONCENTRATION OF CREDIT RISK
CONCENTRATION OF CREDIT RISK

15.   CONCENTRATION OF CREDIT RISK

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amount due from related parties and prepayments and long-term time deposits. The Group places its cash and cash equivalents , restricted cash,short-term investments and long-term time deposits with financial institutions with high-credit ratings and quality. Accounts receivable mainly consist of amounts receivable from merchants and brand owners. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs in its customers and its ongoing monitoring process of outstanding balances. With respect to prepayments, the Group performs on-going credit evaluations of the financial condition of the suppliers. The Group has not noted any significant credit risk.

Concentration of customers

The following customers accounted for 10% or more of revenues for the years ended December 31, 2018, 2019 and 2020, respectively.

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Customer A	943,084	1,564,436	2,214,262
Customer B	*	403,287	794,685

*   Less than 10%

The following customers accounted for 10% or more of accounts receivable as of December 31, 2019 and 2020, respectively.

	As of December 31,
	2019	2020
	RMB	RMB
Customer C	*	107,153
Customer D	*	48,172
Customer E	*	45,525
Customer F	9,275	*
Customer G	7,517	*
Customer H	6,073	*

*   Less than 10%

Foreign currency risk

RMB is not a freely convertible currency. The State Administration of Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregated amounts of RMB1,114,076 and RMB137,106 denominated in RMB as of December 31, 2019 and 2020, respectively.